Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship	12 Months Ended
Jun. 30, 2022
Fanhua Inc. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with the Group.
Fanhua Lianxing Insurance Sales Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Subsidiary of Fanhua Inc.
Shenzhen Red Lake Shengchuang Investment LLP [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Ultimately controlled by Mr. Tang Jianping who was a minority shareholder of Zhonghui which was a subsidiary of Puyi then. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Mr. Tang Jianping is the executive partner of this entity. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Fanhua Yuntong Enterprise Management Advisory (Shenzhen) Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Subsidiary of Fanhua Inc.